ASSET RETIREMENT OBLIGATIONS, CONTRACTUAL THIRD-PARTY RECLAMATION RECEIVABLES, AND RECLAMATION DEPOSITS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Asset Retirement Obligation Disclosure [Abstract]
Summary of asset retirement obligations, contractual third-party reclamation receivables and reclamation deposits
The asset retirement obligation, contractual third-party reclamation receivable, and reclamation deposits for each of the Company’s mines and ROVA at March 31, 2014 are summarized below:

	Asset Retirement Obligation	Contractual Third-Party Reclamation Receivable	Reclamation Deposits
	(In thousands)
Rosebud	$127,989	$21,656	$75,315
Jewett	74,247	74,247	—
Absaloka	37,286	346	—
Beulah	17,764	—	—
Kemmerer	17,569	—	—
Savage	5,499	—	—
ROVA	909	—	—
Total	$281,263	$96,249	$75,315

The asset retirement obligation, contractual third-party reclamation receivable, and reclamation deposits for each of the Company’s mines and ROVA at December 31, 2013 are summarized below:

	Asset Retirement Obligation	Contractual Third-Party Reclamation Receivable	Reclamation Deposits
	(In thousands)
Rosebud	$126,965	$21,186	$74,921
Jewett	75,267	75,267	—
Absaloka	36,401	337	—
Beulah	17,785	—	—
Kemmerer	17,174	—	—
Savage	5,380	—	—
ROVA	892	—	—
Total	$279,864	$96,790	$74,921

Changes in Company's asset retirement obligations
Changes in the Company’s asset retirement obligations were as follows:

	Three Months Ended March 31,
	2014	2013
	(In thousands)
Asset retirement obligations, beginning of year (including current portion)	$279,864	$263,847
Accretion	5,836	5,481
Liabilities settled	(4,437)	(5,839)
Asset retirement obligations, end of period	281,263	263,489
Less current portion	(22,227)	(23,154)
Asset retirement obligations, less current portion	$259,036	$240,335

Changes in the Company’s asset retirement obligations were as follows:

	Years Ended December 31,
	2013	2012
	(In thousands)
Asset retirement obligations, beginning of year (including current portion)	$263,847	$247,478
Accretion	21,905	21,909
Liabilities settled	(21,630)	(17,342)
Changes due to amount and timing of reclamation	15,742	(7,575)
ARO acquired	—	19,377
Asset retirement obligations, end of year	279,864	263,847
Less current portion	(23,353)	(22,238)
Asset retirement obligations, less current portion	$256,511	$241,609

Carrying value and estimated fair value of reclamation deposits
The Company’s carrying value and estimated fair value of its reclamation deposits at March 31, 2014 are as follows:

	Carrying Value	Fair Value	Fair Value Hierarchy
	(In thousands)
Cash and cash equivalents	$49,627	$49,627	Level 1
Held-to-maturity securities	25,688	26,401	Level 2
	$75,315	$76,028

The Company’s carrying value and estimated fair value of its reclamation deposits at December 31, 2013 are as follows:

	Carrying Value	Fair Value
	(In thousands)
Cash and cash equivalents	$63,525	$63,525
Held-to-maturity securities	11,396	12,086
	$74,921	$75,611

Amortized cost, gross unrealized holding gains and losses and fair value of held-to-maturity securities
The amortized cost, gross unrealized holding gains and fair value of held-to-maturity securities at March 31, 2014 is as follows (in thousands):

Amortized cost	$34,548
Gross unrealized holding gains	440
Gross unrealized holding losses	(281)
Fair value	$34,707

The amortized cost, gross unrealized holding gains and losses and fair value of held-to-maturity securities are as follows:

	December 31,
	2013	2012
	(In thousands)
Amortized cost	$32,184	$3,983
Gross unrealized holding gains	309	356
Gross unrealized holding losses	(447)	—
Fair value	$32,046	$4,339
The amortized cost, gross unrealized holding gains and losses and fair value of held-to-maturity securities are as follows:

	Years Ended December 31,
	2013	2012
	(In thousands)
Amortized cost	$11,396	$19,832
Gross unrealized holding gains	764	1,190
Gross unrealized holding losses	(74)	(9)
Fair value	$12,086	$21,013

Schedule of maturities of held-to-maturity investments
Maturities of held-to-maturity securities are as follows at March 31, 2014:

	Amortized Cost	Fair Value
	(In thousands)
Due within one year	$1,193	$1,217
Due in five years or less	19,539	19,752
Due after five years to ten years	6,718	6,717
Due in more than ten years	7,098	7,021
	$34,548	$34,707
Maturities of held-to-maturity securities are as follows at March 31, 2014:

	Amortized Cost	Fair Value
	(In thousands)
Within one year	$479	$468
Due in five years or less	17,562	17,880
Due after five years to ten years	4,869	5,023
Due in more than ten years	2,778	3,030
	$25,688	$26,401

Maturities of held-to-maturity securities are as follows at December 31, 2013:

	Amortized Cost	Fair Value
	(In thousands)
Due within one year	$1,111	$1,143
Due in five years or less	17,839	17,944
Due after five years to ten years	6,769	6,665
Due in more than ten years	6,465	6,294
	$32,184	$32,046
Maturities of held-to-maturity securities are as follows at December 31, 2013:

	Amortized Cost	Fair Value
	(In thousands)
Within one year	$17	$17
Due in five years or less	6,645	6,976
Due after five years to ten years	3,002	3,123
Due in more than ten years	1,732	1,970
	$11,396	$12,086

Cost basis, gross unrealized holding gains and fair value of available-for-sale securities
The cost basis, gross unrealized holding gains and fair value of available-for-sale securities are as follows:

	December 31,
	2013	2012
	(In thousands)
Cost basis	$—	$1,000
Gross unrealized holding gains	—	39
Fair value	$—	$1,039

Held To Maturity Reclamation Deposits Table
The amortized cost, gross unrealized holding gains and losses and fair value of held-to-maturity securities at March 31, 2014 are as follows (in thousands):

Amortized cost	$25,688
Gross unrealized holding gains	826
Gross unrealized holding losses	(113)
Fair value	$26,401